Deposits - Maturities of Time Deposits Outstanding (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Banking and Thrift, Interest [Abstract]
2023	$ 26,622
2024	3,879
2025	1,668
2026	458
2027	317
Thereafter	2
Total	$ 32,946	$ 22,665